Fair Value of Financial Instruments not carried at Fair Value	6 Months Ended
Jun. 30, 2021
Fair Value of Financial Instruments not carried at Fair Value [Abstract]
Disclosure of Fair Value of Financial Instruments not carried at Fair Value [text block]
Fair value of financial instruments not carried at fair value
This section should be read in conjunction with Note 14 “Fair Value of Financial Instruments not carried at Fair Value” of the Group’s Annual Report 2020.
The valuation techniques used to establish fair value for the Group’s financial instruments which are not carried at fair value in the balance sheet are consistent with those outlined in Note 13 “Financial Instruments carried at Fair Value” of the Group’s Annual Report 2020.
Financial instruments not carried at fair value are not managed on a fair value basis, for example, retail loans and deposits and credit facilities extended to corporate clients. For these instruments fair values are calculated for disclosure purposes only and do not impact the balance sheet or income statement. Additionally, since the instruments generally do not trade there is significant management judgment required to determine these fair values.
Estimated fair value of financial instruments not carried at fair value on the balance sheet[1]
	Jun 30, 2021		Dec 31, 2020
in € m.	Carrying value	Fair value	Carrying value	Fair value
Financial assets:
Cash and central bank balances	198,268	198,268	166,208	166,208
Interbank balances (w/o central banks)	8,359	8,359	9,130	9,132
Central bank funds sold and securities purchased under resale agreements	8,519	8,528	8,533	8,519
Securities borrowed	33	33	0	0
Loans	440,747	446,302	426,691	434,442
Other financial assets	120,688	120,930	94,069	94,393

Financial liabilities:
Deposits	581,490	581,804	567,745	568,172
Central bank funds purchased and securities sold under repurchase agreements	3,144	3,141	2,325	2,328
Securities loaned	1,123	1,123	1,697	1,697
Other short-term borrowings	3,428	3,430	3,553	3,556
Other financial liabilities	115,371	115,371	96,602	96,602
Long-term debt	149,139	151,534	149,163	150,691
Trust preferred securities	1,044	1,095	1,321	1,069

[1] Amounts are generally presented on a gross basis, in line with the Group’s accounting policy regarding offsetting of financial instruments as described in Note 1 “Significant Accounting Policies and Critical Accounting Estimates” of the Group’s Annual Report 2020.